SCHEDULE OF INVESTMENT AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 29,071	$ 29,069
Investments in you go world [member]
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	28,698	28,698
Others [member]
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 373	$ 371